Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Net cash and Due from Banks	$ 447,544,202	$ 462,491,302	$ 515,787,141
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	720,162,015	353,680,977	377,306,075
Reverse repurchase Transactions Debtors	115,082,496	394,499,497	178,890,224
Loans to Financial Institutions	5,268,700	12,822,261	19,111,560
Overnight Placements in Foreign Banks	25,191,169	10,939,346	4,886,190
Mutual Funds	10,559,086	8,652,774	8,117,203
Time Deposits	3,053,414	7,408,304	9,722,991
Total Cash and Cash Equivalents	$ 1,326,861,082	$ 1,250,494,461	$ 1,113,821,384	$ 929,139,690